Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2020 Inducement Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	74.16
Maximum Aggregate Offering Price	$ 111,240,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,030.84
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 (this Registration Statement) shall also cover any additional shares of common stock (Common Stock) of Mirum Pharmaceuticals, Inc. (the Registrant) that become issuable under the Registrants 2020 Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, which is calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on September 5, 2025, which date is within five business days prior to the filing of this Registration Statement. The amount registered represents 1,500,000 shares of the Registrants Common Stock that were added to its 2020 Inducement Plan pursuant to a share reserve increase approved by the Compensation Committee of the Registrants Board of Directors on September 4, 2025.